Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 33,199	$ 20,519
Less: netting by counterparty	(8,804)	(7,769)
Net amounts presented on the balance sheet	24,395	12,750
Related amounts not set off in the balance sheet
Master netting arrangements	(3,988)	(3,104)
Cash collateral (received) pledged	(918)	(414)
Net asset amount	19,489	9,232
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	17,947	17,105
Less: netting by counterparty	(8,381)	(8,104)
Net amounts presented on the balance sheet	9,566	9,001
Related amounts not set off in the balance sheet
Master netting arrangements	(1,325)	(1,038)
Cash collateral (received) pledged	(224)	(249)
Net asset amount	8,017	7,714
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(34,918)	(21,683)
Less: netting by counterparty	8,804	7,769
Net amounts presented on the balance sheet	(26,114)	(13,914)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	3,988	3,104
Cash collateral (received) pledged	436	357
Net amount	(21,690)	(10,453)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(20,671)	(19,279)
Less: netting by counterparty	8,381	8,104
Net amounts presented on the balance sheet	(12,290)	(11,175)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,325	1,038
Cash collateral (received) pledged	61	22
Net amount	$ (10,904)	$ (10,115)